Notes to the Consolidated Statements of Operations - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes to the Consolidated Statements of Operations
Compensation for CMO/Materials transfer		€ 259	€ 2,848	€ 1,803
Reimbursement Claim	€ 657		1,357
Sale of equipment	225	176	447	484
Other	140	1,007	502	1,161
Total	€ 1,023	€ 1,442	€ 5,154	€ 3,448